Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended					3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2014 800 Superior, LLC	Jun. 30, 2013 800 Superior, LLC	Jun. 30, 2014 800 Superior, LLC	Jun. 30, 2013 800 Superior, LLC	Dec. 31, 2012 800 Superior, LLC sqft	Jun. 30, 2014 800 Superior, LLC	Jun. 30, 2014 Affiliated Entity AAIM Asset Management Fee	Jun. 30, 2013 Affiliated Entity AAIM Asset Management Fee	Jun. 30, 2014 Affiliated Entity AAIM Asset Management Fee	Jun. 30, 2013 Affiliated Entity AAIM Asset Management Fee	Dec. 31, 2013 Affiliated Entity AAIM Asset Management Fee	Jun. 30, 2014 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Jun. 30, 2013 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Jun. 30, 2014 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Jun. 30, 2013 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Dec. 31, 2013 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Jun. 30, 2014 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Jun. 30, 2013 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Jun. 30, 2014 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Jun. 30, 2013 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Dec. 31, 2013 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Jun. 30, 2014 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Jun. 30, 2013 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Jun. 30, 2014 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Jun. 30, 2013 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Dec. 31, 2013 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Jun. 30, 2014 Affiliated Entity AIBD Health Plan Welfare Benefit Plan	Dec. 31, 2013 Affiliated Entity AIBD Health Plan Welfare Benefit Plan	Jun. 30, 2014 Affiliated Entity Agent Alliance Insurance Company (AAIC) Asset Management Fee	Jun. 30, 2013 Affiliated Entity Agent Alliance Insurance Company (AAIC) Asset Management Fee	Jun. 30, 2014 Affiliated Entity Agent Alliance Insurance Company (AAIC) Asset Management Fee	Jun. 30, 2013 Affiliated Entity Agent Alliance Insurance Company (AAIC) Asset Management Fee	Dec. 31, 2013 Affiliated Entity Agent Alliance Insurance Company (AAIC) Asset Management Fee	Jun. 30, 2014 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Jun. 30, 2013 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Jun. 30, 2014 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Jun. 30, 2013 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Dec. 31, 2013 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion
Related Party Transaction [Line Items]
Asset management fee, percentage									0.05%
Asset management fee, threshold to determine fee									$ 1,000,000,000
Asset management fee percentage, above threshold									0.0375%
Asset management agreement, initial term agreement may not be terminated									1 year
Prior notice period for written notification of termination									30 days
Asset management costs							433,000	363,000	856,000	726,000
Payable related to management services							428,000		428,000		439,000
Term of agreement														10 years
Term of subsequent renewals														5 years
Period allowed for party to cure breach of contract														30 days
Income (expense) from reinsurance affiliates												1,710,000	1,538,000	4,003,000	2,777,000		800,000	1,006,000	2,175,000	2,012,000		3,825,000	2,944,000	7,912,000	5,419,000									35,000	18,000	66,000	79,000
Payables for services purchased from related parties												1,755,000		1,755,000		1,389,000	1,466,000		1,466,000		777,000	8,026,000		8,026,000		7,610,000								36,000		36,000		26,000
License fee, percentage																								1.25%
Information technology services capitalized in property and equipment																	527,000	853,000	967,000	1,706,000
Receivable from related party																											5,720,000	4,955,000
Management fee revenue																													29,000	15,000	56,000	25,000
Due to (from) related parties																													116,000		116,000		207,000
Equity interest percentage acquired						50.00%
Term of lease					15 years
Area of office lease space					134,000
Rent expense	$ 561,000	$ 535,000	$ 1,122,000	$ 1,071,000